Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	$ 427	$ 0	$ 0
Common stock [Member] | Allocated Shares [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares outstanding (common)	152,438,152	149,638,081	155,810,091
Dividends paid to ESOP	$ 134	$ 74	$ 155
Common stock [Member] | Unreleased Shares [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares outstanding	10,329,650	0	0
Dividends paid to ESOP	$ 4	$ 0	$ 0
Preferred stock Unreleased [Member] | Unreleased Shares [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares outstanding	0	609,434	822,242
Dividends paid to ESOP	$ 36	$ 66	$ 77
Preferred stock Unreleased [Member] | Conversion Value [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	0	609	822
Preferred stock Unreleased [Member] | Redemption Value [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	$ 0	$ 700	$ 990